Organization and Description of Business (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			3 Months Ended
	Mar. 11, 2020	Jan. 31, 2021	Dec. 31, 2019	Apr. 30, 2019	Jun. 30, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Cash, cash equivalents, and marketable securities						$ 38,700
Accumulated deficit			$ 208,654			$ 245,060
Underwriting Agreement
Subsidiary, Sale of Stock [Line Items]
Common shares sold (in shares)			4,791,667
Net proceeds from sale			$ 26,500
Public Offering
Subsidiary, Sale of Stock [Line Items]
Common shares sold (in shares)			4,166,667
Net proceeds from sale			$ 23,000
Price per share (in dollars per share)			$ 6.00
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Common shares sold (in shares)			625,000
Net proceeds from sale			$ 3,500
Price per share (in dollars per share)			$ 6.00
At-the-market offering
Subsidiary, Sale of Stock [Line Items]
Common shares sold (in shares)	719,400
Net proceeds from sale	$ 5,500
Aggregate offering value				$ 50,000
Prader-Willi Syndrome Clinical Development Program Discontinuation | Employee Severance
Subsidiary, Sale of Stock [Line Items]
Employee positions eliminated, percent					30.00%
Costs related to termination benefits					$ 1,100
The Plan | Subsequent event
Subsidiary, Sale of Stock [Line Items]
Percent of positions eliminated, planned reduction		85.00%
The Plan | Employee Retention Arrangements | Subsequent event
Subsidiary, Sale of Stock [Line Items]
Restructuring and related cost, expected cost		$ 5,500
Livoletide Program
Subsidiary, Sale of Stock [Line Items]
Operating expenses					$ 3,100